ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2017
ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE
Schedule of major classes of assets and liabilities held for sale
	December 31
	2016	2017
	RMB’000	RMB’000	US$’000
Cash and cash equivalents	21,696	1	-
Accounts receivable, net	1,721	-	-
Prepaid expenses and other current assets (i)	147,490	15,478	2,379
Amounts due from ChinaCache Beijing and Beijing Blue IT	18,063	737	113
Property and equipment (ii)	21,541	550,606	84,627
Intangible assets, net	5,532	-	-
Land use right, net	48,966	14,909	2,292
Deferred tax assets	26,553	-	-
Accrued tax on intercompany transactions	17,205	-	-
Cloud infrastructure construction in progress (ii)	977,194	-	-
Assets held for sale	1,285,961	581,731	89,410
Accounts payable	5,416	-	-
Accrued employee benefits	3,460	-	-
Other payables (iii)	1,206,946	-	-
Accrued expenses and other current liabilities	41,413	1,863	286
Income tax payable	2,919	-	-
Liabilities for uncertain tax positions	4,813	-	-
Amounts due to the Company	53,169	2,025	331
Liabilities held for sale	1,318,136	3,888	597

i)
The balance as of December 31, 2016 included refundable commission fee of RMB99,700,000 and prepaid discount of RMB30,000,000 that were reclassified out and included in prepaid expenses and other current assets as of December 31, 2017 (Note 6).

ii)
As of December 31, 2016, the Company capitalized direct costs of RMB977,194,000 that were directly attributable to the development of the cloud infrastructure. During the year ended December 31, 2017, additional costs of RMB39,398,000 (US$6,055,000) were capitalized for buildings completed during the year. Total costs incurred directly attributable to the development of the cloud infrastructure was RMB1,016,592,000 (US$157,178,000) as of December 31, 2017. Of which, RMB550,606,000 (US$84,627,000) capitalized for completed buildings held under Beijing Shuo Ge and Beijing Zhao Du was transferred to assets held for sale - property and equipment whereas costs of other completed buildings in the aggregate of RMB39,927,000 (US$6,137,000) and costs of other completed equipment s in the aggregate of RMB6,150,000 (US$945,000) were transferred to property and equipment, net (Note 7). The remaining RMB416,352,000 (US$63,992,000) capitalized to date for construction in progress was re-designated as cloud infrastructure construction in progress.

iii)	The balance as of December 31, 2016 included advances of RMB997,000,000 from buyers of Beijing Shuo Ge and Beijing Zhao Du which was transferred to other payables as of December 31, 2017 (Note 14).

Schedule of operating results of the disposal group
	For the years ended December 31,
	2015	2016	2017
	RMB’000	RMB’000	RMB’000	US$’000

Net revenue	-	(2,442)	-	-
Loss before income taxes	(57,010)	(107,399)	679	104